UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06044
Morgan Stanley European Equity Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.8%)
	Belgium (1.6%)
	Chemicals
73,498	Umicore SA	$3,741,848

	Finland (1.8%)
	Machinery
69,325	Kone Oyj Class B	4,020,375

	France (11.2%)
	Commercial Banks
86,080	BNP Paribas	5,565,077
78,010	Societe Generale	3,849,030

		9,414,107

	Electrical Equipment
34,896	Schneider Electric SA	5,028,690

	Hotels, Restaurants & Leisure
73,758	Accor SA	3,241,202

	Metals & Mining
132,666	ArcelorMittal	4,123,579

	Multi-Utilities
122,894	GDF Suez	4,007,478

	Total France	25,815,056

	Germany (a) (15.5%)
	Automobiles
85,629	Daimler AG	6,229,959

	Food & Staples Retailing
55,896	Metro AG	3,093,926

	Health Care Equipment & Supplies
49,163	Fresenius SE & Co. KGaA	5,264,239

	Industrial Conglomerates
62,350	Siemens AG (Registered)	8,003,314

	Insurance
26,076	Muenchener Rueckversicherungs AG (Registered)	3,860,060

	Machinery
32,820	MAN SE	3,905,682

	Pharmaceuticals
67,673	Bayer AG (Registered)	5,436,608

	Total Germany	35,793,788

	Portugal (1.5%)
	Oil, Gas & Consumable Fuels
156,477	Galp Energia SGPS SA Class B (b)	3,524,966

	Spain (3.9%)
	Commercial Banks
502,823	Banco Bilbao Vizcaya Argentaria SA	5,260,305

	Information Technology Services
188,652	Amadeus IT Holding SA Class A (b)	3,790,521

	Total Spain	9,050,826

	Sweden (1.2%)
	Auto Components
41,136	Autoliv, Inc. SDR	2,714,275

	Switzerland (a) (13.5%)
	Food Products
174,721	Nestle SA (Registered)	11,114,733

	Insurance
19,011	Zurich Financial Services AG (c)	4,511,723

Morgan Stanley European Equity Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Pharmaceuticals
126,192	Novartis AG (Registered)	$7,735,894
43,216	Roche Holding AG	7,746,347

		15,482,241

	Total Switzerland	31,108,697

	United Kingdom (a) (48.6%)
	Aerospace & Defense
418,010	Rolls-Royce Holdings PLC (c)	4,452,888

	Commercial Banks
1,193,048	Barclays PLC	4,347,074
885,053	HSBC Holdings PLC	8,644,143

		12,991,217

	Food & Staples Retailing
832,192	WM Morrison Supermarkets PLC	3,956,598

	Household Products
94,176	Reckitt Benckiser Group PLC	5,321,601

	Insurance
397,355	Prudential PLC	4,466,906

	Media
461,149	Reed Elsevier PLC	4,173,561

	Metals & Mining
149,007	Anglo American PLC	7,022,028
248,305	Xstrata PLC	5,217,287

		12,239,315

	Oil, Gas & Consumable Fuels
313,858	BG Group PLC	7,382,535
946,732	BP PLC	7,116,889
242,513	Royal Dutch Shell PLC Class A	8,836,516
204,957	Tullow Oil PLC	4,106,804

		27,442,744

	Pharmaceuticals
315,904	GlaxoSmithKline PLC	7,049,191

	Professional Services
345,798	Experian PLC	4,533,593

	Specialty Retail
607,871	Carphone Warehouse Group PLC	4,100,869

	Tobacco
155,653	British American Tobacco PLC	7,173,787
166,690	Imperial Tobacco Group PLC	5,770,885

		12,944,672

	Wireless Telecommunication Services
3,005,332	Vodafone Group PLC	8,468,964

	Total United Kingdom	112,142,119

	Total Common Stocks (Cost $187,611,943)	227,911,950

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (1.8%)
	Securities held as Collateral on Loaned Securities (0.5%)
	Repurchase Agreements (0.2%)
$25	Barclays Capital, Inc. (0.15%, dated 07/29/11, due 08/01/11; proceeds $25,326; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 08/04/11; valued at $25,832)	25,325
162	Barclays Capital, Inc. (0.20%, dated 07/29/11, due 08/01/11; proceeds $161,739; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 0.00% due 01/03/12; valued at $164,973)	161,737

Morgan Stanley European Equity Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS
$135	Deutsche Bank Securities, Inc. (0.25%, dated 07/29/11, due 08/01/11; proceeds $134,783; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 5.00% due 08/01/24 - 11/01/36; valued at $137,476)	$134,780
119	Merril Lynch & Co., Inc. (0.24%, dated 07/29/11, due 08/01/11; proceeds $119,379; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.50% due 10/20/38; valued at $121,765)	119,377

	Total Repurchase Agreements (Cost $441,219)	441,219

NUMBER OF
SHARES (000)
	Investment Company (0.3%)
805	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $804,863)(d)		804,863

	Total Securities held as Collateral on Loaned Securities (Cost $1,246,082)		1,246,082

	Investment Company (1.3%)
2,891	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,891,112)(d)		2,891,112

	Total Short-Term Investments (Cost $4,137,194)		4,137,194

	Total Investments (Cost $191,749,137) (e)(f)(g)	100.6%	232,049,144
	Liabilities in Excess of Other Assets	(0.6)	(1,358,580)

	Net Assets	100.0%	$230,690,564

SDR	Swedish Depositary Receipt.

(a)	At July 31, 2011, investments in securities of issuers in United Kingdom 48.6%, Germany 15.5% and Switzerland 13.5% represented 77.6% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(b)	The value of loaned securities and related collateral outstanding at July 31, 2011 were $2,920,097 and $3,035,597, respectively. The Fund received cash collateral of $1,246,082 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,789,515 was received in the form of an U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.

(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(e)	The market value and percentage of net assets, $227,911,950 and 98.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund
Portfolio of Investments ▪ July 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at July 31, 2011:

	CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
COUNTERPARTY	TO DELIVER		FOR		DATE	DEPRECIATION

State Street Bank London	GBP	10,535,000	EUR	11,668,734	08/09/11	$(527,186)

Currency Abbreviations:

EUR	Euro.

GBP	British Pound.

Morgan Stanley European Equity Fund
Summary of Investments ▪ July 31, 2011 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Oil, Gas & Consumable Fuels	$30,967,710		13.4%
Pharmaceuticals	27,968,040		12.1
Commercial Banks	27,665,629		12.0
Metals & Mining	16,362,894		7.1
Tobacco	12,944,672		5.6
Insurance	12,838,689		5.6
Food Products	11,114,733		4.8
Wireless Telecommunication Services	8,468,964		3.7
Industrial Conglomerates	8,003,314		3.5
Machinery	7,926,057		3.4
Food & Staples Retailing	7,050,524		3.0
Automobiles	6,229,959		2.7
Household Products	5,321,601		2.3
Health Care Equipment & Supplies	5,264,239		2.3
Electrical Equipment	5,028,690		2.2
Professional Services	4,533,593		2.0
Aerospace & Defense	4,452,888		1.9
Media	4,173,561		1.8
Specialty Retail	4,100,869		1.8
Multi-Utilities	4,007,478		1.7
Information Technology Services	3,790,521		1.6
Chemicals	3,741,848		1.6
Hotels, Restaurants & Leisure	3,241,202		1.4
Investment Company	2,891,112		1.3
Auto Components	2,714,275		1.2

	$230,803,062	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open forward foreign currency contracts with net unrealized depreciation of $527,186.

Morgan Stanley European Equity Fund
Notes to Portfolio of Investments ▪ July 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$4,452,888	—	$4,452,888	—
Auto Components	2,714,275	—	2,714,275	—
Automobiles	6,229,959	—	6,229,959	—
Chemicals	3,741,848	—	3,741,848	—
Commercial Banks	27,665,629	—	27,665,629	—
Electrical Equipment	5,028,690	—	5,028,690	—
Food & Staples Retailing	7,050,524	—	7,050,524	—
Food Products	11,114,733	—	11,114,733	—
Health Care Equipment & Supplies	5,264,239	—	5,264,239	—
Hotels, Restaurants & Leisure	3,241,202	—	3,241,202	—
Household Products	5,321,601	—	5,321,601	—
Industrial Conglomerates	8,003,314	—	8,003,314	—
Information Technology Services	3,790,521	—	3,790,521	—
Insurance	12,838,689	—	12,838,689	—
Machinery	7,926,057	—	7,926,057	—
Media	4,173,561	—	4,173,561	—
Metals & Mining	16,362,894	—	16,362,894	—
Multi-Utilities	4,007,478	—	4,007,478	—
Oil, Gas & Consumable Fuels	30,967,710	—	30,967,710	—
Pharmaceuticals	27,968,040	—	27,968,040	—
Professional Services	4,533,593	—	4,533,593	—
Specialty Retail	4,100,869	—	4,100,869	—
Tobacco	12,944,672	—	12,944,672	—
Wireless Telecommunication Services	8,468,964	—	8,468,964	—

Total Common Stocks	227,911,950	—	227,911,950	—

Short-Term Investments
Repurchase Agreements	441,219	—	441,219	—
Investment Company	3,695,975	$3,695,975	—	—

Total Short-Term Investments	4,137,194	3,695,975	441,219	—

Total Assets	$232,049,144	$3,695,975	$228,353,169	—

Liabilities:
Foreign Currency Exchange Contracts	$(527,186)	—	$(527,186)	—

Total	$231,521,958	$3,695,975	$227,825,983	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2011, securities with a total value of $213,639,904 transferred from Level 1 to Level 2. At July 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley European Equity Fund
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 20, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2011